Related Party Disclosures - Summary of Consolidated Financial Statements Include Financial Statements of Opthea Limited and Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Vegenics Pty Ltd
Disclosure Of Equity Interest In Subsidiaries [Line Items]
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Opthea US Inc
Disclosure Of Equity Interest In Subsidiaries [Line Items]
Ownership percentage in subsidiary	100.00%	100.00%	100.00%